Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt
Schedule of debt

			Debt
		Unaccreted	Issuance	Carrying
	Principal	Discount	Costs	Value
1.0% promissory notes, due 2022	$10,343	$—	$—	$10,343
8.55% term loan, due 2024	42,145	(2,867)	—	39,278
Other notes	600	(117)	—	483
	$53,088	$(2,984)	$—	$50,104

At December 31, 2020, debt was comprised of the following:

			Debt
		Unaccreted	Issuance	Carrying
	Principal	Discount	Costs	Value
1.0% promissory notes, due 2022	$8,317	$—	$—	$8,317
11.05% term loan, due 2024	41,764	(2,686)	(29)	39,049
Other notes	750	(133)	—	617
	$50,831	$(2,819)	$(29)	$47,983

At December 31, 2019, debt was comprised of the following:

			Debt
		Unaccreted	Issuance	Carrying
	Principal	Discount	Costs	Value
10% convertible promissory notes, due on demand	$7,324	$(36)	$—	$7,288
6% promissory note, due 2020	185	—	—	185
2.55% promissory notes, due 2020	1,100	(41)	—	1,059
3.5% convertible promissory notes, due 2022	1,689	(313)	—	1,376
9.0% term loan, due 2023	40,500	(528)	(689)	39,283
3% promissory note (25% default), due 2024	3,000	(2,906)	(57)	37
Other notes	233	—	—	233
	$54,031	$(3,824)	$(746)	$49,461

		Fair
	Principal	Value
10% convertible notes recorded at fair value	$5,500	$11,659

Schedule of minimum principal payment commitments	Minimum principal payment commitments as of December 31, 2020, are as follows:

Principal
Payments
2021	$4,799
2022	12,234
2023	20,346
2024	13,302
2025	150
Thereafter	—
$50,831